Expense Example {- Communications Equipment Portfolio} - 02.28 Select Portfolios: Group 7 Information Technology Sector Combo PRO-21 - Communications Equipment Portfolio - Communications Equipment Portfolio-Default
Nov. 12, 2021 USD ($)
Expense Example:
1 year	$ 89
3 years	278
5 years	482
10 years	$ 1,073